GENERAL (Acquisition of Omicron Supplies, LLC) (Narrative) (Details) - Omicron Acquisition [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Ownership interest, percentage	100.00%
Total net consideration	$ 18,830